Notes Payable Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes Payable Related Party [Abstract]
Notes Payable Related Party
NOTE 8. NOTES PAYABLE RELATED PARTY
At June 30, 2021 and December 31, 2020, notes payable related party consisted of the following:

	June 30, 2021	December 31, 2020

	(dollars in thousands)
Notes payable due to related parties, with varying interest rates between 8% to 12% annual, with varying maturity dates	$12,000	$12,011
Less current portion	(12,000)	(12,011)

Non-current portion	$—	$—

Stated maturities of notes payable to related parties are as follows:

(dollars in thousands)
2022	$12,000

$12,000

In March 2021, the two unsecured promissory notes (the “Traunch Four Note” and the “Rivers Note”) were amended to extend the maturity one year to May 2022, all other terms remain unchanged.

8.	NOTES PAYABLE RELATED PARTY
At December 31, 2020 and 2019,
notes payable to related parties consisted of the following:

	2020	2019	2018

	(dollars in thousands)
Notes payable due to related parties, with varying interest rates between 8% to 12% annual, with varying maturity dates	$12,011	$12,952	$14,215
Less debt discount	—	(49)	(141)
Less current portion	(12,011)	(924)	(1,427)

Non-current portion	$—	$11,979	$12,647

In February 2019, the Company entered into a
24-month
unsecured loan with an 8% annual interest rate with Benjamin Atkins, a former director and shareholder for $0.3 million. The loan was issued in March 2019. The Company determined that the stated interest rate was below market rates and recorded a debt discount of $10,092 using an annual discount interest rate of 12%.
In March 2018, the Company entered into a
24-month
unsecured loan with an 8% annual interest rate with Benjamin Atkins, a former director and shareholder for $0.2 million. The loan was funded in April 2018. The Company determined that the stated interest rate was below market rates and recorded a debt discount of $6,232 using an annual discount interest rate of 12%.
In April 2018, the Company entered into a $6.0 million unsecured promissory note with Clearwater GPC, an entity controlled by members of management and shareholders with a
24-month
maturity and 12% annual interest rate. Approximately $1.5 million of the outstanding balance of C2C lines of credit was extinguished in lieu of cash proceeds as part of the funding of this promissory note. The Company shall make monthly interest payments to the lender and all outstanding principal and any unpaid accrued interest shall be due and payable in full on maturity. If the Company goes public on any foreign or domestic exchange, this promissory note will be due within 90 days of the initial public offering. The Company did go public and in September 2018 the note was paid in full.
In May 2018, the Company entered into two separate unsecured promissory notes (the “Traunch Four Note” and the “Rivers Note”) for a total of $12.0 million. The Traunch Four Note is held by Traunch Four, LLC, an entity whose direct and indirect owners include Kim Rivers, the Chief Executive Officer and Chair of the Board, as well as Thad Beshears, Richard May, George Hackney, all of whom are directors of Trulieve, and certain of Richard May’s family members. The Rivers Note is held by Kim Rivers. Each promissory note has a
24-month
maturity and 12% annual interest rate. The two unsecured promissory notes were amended in December 2019 to extend the maturity one year to May 2021, all other terms remain unchanged.
In June 2018, the Company entered into a
24-month
unsecured loan with an 8% annual interest rate with Benjamin Atkins, a former director and shareholder for $0.3 million. The Company determined that the stated interest rate was below market rates and recorded a debt discount of $10,276 using an annual discount interest rate of 12%.
In November 2018, the Company entered into two separate
24-month
unsecured loans each with an 8% annual interest rate with Benjamin Atkins, a former director and shareholder for a total of $0.5 million. The Company determined that the stated interest rate was below market rates and recorded a debt discount for a total of $18,624 using an annual discount interest rate of 12%.
As disclosed in the consolidated statements of cash flows, under other noncash investing and financing activities, the noncash portion of the notes for the years ended December 31, 2019 and 2018 was $0.3 million and $3.1 million, respectively, and was used to finance acquisition of property and equipment. The lenders paid for the property and equipment directly while issuing the Company promissory notes and the Company took custody of the property and equipment.
Stated maturities of notes payable to related parties are as follows:

Year Ended December 31,	(dollars in thousands)
2021	$12,011

$12,011